UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  February 15, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $116,547
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T Corp                  COM	001957505	4613    242000  SH		SOLE		232750          9250
ABITIBI CONS INC              COM	003924107	541     78180   SH		SOLE		59700           18480
ALTRIA GROUP INC              COM	02209S103	244     4000    SH		SOLE		4000            0
APACHE CORP                   COM	037411105	972     19228   SH		SOLE		14004           5224
BANK OF AMERICA CORP          COM	060505104	3553    75612   SH		SOLE		72772           2840
BP PLC ADR                    ADR	055622104	783     13412   SH		SOLE		10182           3230
BRISTOL-MEYERS SQUIBB CO      COM	110122108	3741    146020  SH		SOLE		140470          5550
CABELAS INC                   COM	126804301	386     16970   SH		SOLE		12710           4260
CADBURY SCHWEPPES ADR         COM	127209302	857     22730   SH		SOLE		17010           5720
CHESAPEAKE ENERGY             COM	165167107	743     45050   SH		SOLE		34250           10800
CLEAR CHANNEL COMMUN          COM	184502102	4054    121040  SH		SOLE		116370          4670
DEVON ENERGY CORP NEW         COM	25179M103	7173    184310  SH		SOLE		176870          7440
EASTMAN KODAK COMPANY         COM	277461109	4489    139200  SH		SOLE		133720          5480
EL PASO CORPORATION           COM	28336L109	765     73600   SH		SOLE		55910           17690
FREESCALE SEMICOND CL B       COM	35687M107	553     30110   SH		SOLE		28943           1167
FRESH DEL MONTE PRD ORDF      COM	G36738105	4105    138640  SH		SOLE		132770          5870
GENERAL MILLS INC             COM	370334104	4441    89330   SH		SOLE		87050           2280
GLOBAL SANTA FE               COM	3930E1017	5394    162920  SH		SOLE		156400          6520
GOODYEAR TIRE & RUBBER        COM	382550101	4386    299165  SH		SOLE		288025          11140
GUIDANT CORP                  COM	401698105	815     11300   SH		SOLE		8480            2820
HALLIBURTON CO HLDG CO        COM	406216101	895     22800   SH		SOLE		17530           5270
HASBRO INC                    COM	418056107	6008    309990  SH		SOLE		296490          13500
JDS UNIPHASE CORPORATION      COM	46612J101	447     141120  SH		SOLE		104970          36150
JETBLUE AIRWAYS CORP          COM	477143101	409     17620   SH		SOLE		13270           4350
JOHNSON & JOHNSON             COM	478160104	549     8650    SH		SOLE		8650            0
KERR-MC GEE CORPORATION       COM	492386107	4804    83130   SH		SOLE		80090           3040
KIMBERLY CLARK CORP           COM	494368103	816     12400   SH		SOLE		9190            3210
KING PHARMACEUTICALS          COM	495582108	3994    322080  SH		SOLE		310260          11820
KONINKLIJKE AHOLD NV ADR NEW  ADR	500467303	1705    219381  SH		SOLE		209391          9990
KRAFT FOODS INC               COM	50075N104	4790    134500  SH		SOLE		129190          5310
LINENS'N THINGS               COM	535679104	3535    142550  SH		SOLE		137100          5450
LONE STAR TECHNOLOGIES        COM	542312103	815     24360   SH		SOLE		18420           5940
MATTEL INCORPORATED           COM	577081102	700     35920   SH		SOLE		27720           8200
MC DONALDS CORP               COM	580135101	882     27500   SH		SOLE		20540           6960
MERCK & CO                    COM	589331107	219     6800    SH		SOLE		6800            0
MOTOROLA INCORPORATED         COM	620076109	4707    273660  SH		SOLE		263070          10590
NEWELL RUBBERMAID INC         COM	651229106	3958    163633  SH		SOLE		157433          6200
NOKIA CORP SPON ADR           ADR	654902204	866     55270   SH		SOLE		42090           13180
PEPSICO INC                   COM	713448108	710     13605   SH		SOLE		9835            3770
PFIZER INC                    COM	717081103	1042    38745   SH		SOLE		30445           8300
SCHOLASTIC CORP               COM	807066105	820     22180   SH		SOLE		16620           5560
SMITHFIELD FOODS INC          COM	832248108	7110    240280  SH		SOLE		230830          9450
SUNOCO INC                    COM	86764P109	7440    91055   SH		SOLE		87445           3610
TOYS R US INC HOLDING CO      COM	892335100	1034    50490   SH		SOLE		36950           13540
WACHOVIA CORP NEW             COM	929903102	212     4033    SH		SOLE		4033            0
WEIGHT WATCHER INTLINC NEW    COM	948626106	4934    120140  SH		SOLE		115330          4810
WINN-DIXIE STORES INC         COM	974280109	540     118580  SH		SOLE		91880           26700


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